STOCK COMPENSATION PLANS	12 Months Ended
Dec. 31, 2018
STOCK COMPENSATION PLANS [Abstract]
STOCK COMPENSATION PLANS	STOCK-BASED COMPENSATION PLANS
Our Company grants awards under its stock-based compensation plans to certain employees of the Company. Total stock-based compensation expense was $225 million, $219 million and $258 million in 2018, 2017 and 2016, respectively, and was included as a component of selling, general and administrative expenses in our consolidated statements of income. The total income tax benefit recognized in our consolidated statements of income related to awards under these plans was $47 million, $44 million and $71 million in 2018, 2017 and 2016, respectively. From 2015 to 2017, certain employees who had previously been eligible for long-term equity awards received long-term performance cash awards. Employees who received these performance cash awards did not receive equity awards as part of the long-term incentive program. In 2017, the Company changed the long-term incentive program for certain employees previously eligible for the performance cash award. These employees no longer participate in the long-term incentive program and were issued a final restricted stock unit award that vests ratably over five years.
As of December 31, 2018, we had $271 million of total unrecognized compensation cost related to nonvested stock-based compensation awards granted under our plans. This cost is expected to be recognized over a weighted-average period of 2.5 years as stock‑based compensation expense. This expected cost does not include the impact of any future stock-based compensation awards.
The Coca-Cola Company 2014 Equity Plan ("2014 Equity Plan") was approved by shareowners in April 2014. Under the 2014 Equity Plan, a maximum of 500 million shares of our common stock was approved to be issued, through the grant of equity awards, to certain employees. The 2014 Equity Plan allows for grants of stock options, performance share units, restricted stock units, restricted stock and other specified award types, including cash awards with performance-based vesting criteria. As of December 31, 2018, there were 391.9 million shares available to be granted under the 2014 Equity Plan. In addition, there were 2.9 million shares from plans approved by shareowners prior to 2014 available to be granted under stock option and restricted stock award plans.
Stock Option Awards
Stock options have generally been granted with an exercise price equal to the average of the high and low market prices per share for the Company's stock on the date of grant. The fair value of each stock option award is estimated using a Black-Scholes-Merton option-pricing model and is amortized over the vesting period, generally four years. The weighted-average fair value of stock options granted during the past three years and the weighted-average assumptions used in the Black-Scholes-Merton option-pricing model for such grants were as follows:

Year Ended December 31,	2018	2017	2016
Fair value of stock options at grant date	$4.97	$3.98	$4.17
Dividend yield[1]	3.5%	3.6%	3.2%
Expected volatility[2]	15.5%	15.5%	16.0%
Risk-free interest rate[3]	2.8%	2.2%	1.5%
Expected term of the stock options[4]	6 years	6 years	6 years

[1]	The dividend yield is the calculated yield on the Company's stock at the time of the grant.

[2]	Expected volatility is based on implied volatilities from traded options on the Company's stock, historical volatility of the Company's stock and other factors.

[3]	The risk-free interest rate for the period matching the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

[4]	The expected term of the stock options represents the period of time that options granted are expected to be outstanding and is derived by analyzing historical exercise behavior.
Generally, stock options granted from 1999 through July 2003 expired 15 years from the date of grant, and stock options granted in December 2003 and thereafter expire 10 years from the date of grant. The shares of common stock to be issued and/or sold upon exercise of stock options are made available from either authorized and unissued Company common stock or from the Company's treasury shares. In 2007, the Company began issuing common stock under its stock-based compensation plans from the Company's treasury shares.
Stock option activity for all plans for the year ended December 31, 2018 was as follows:

	Shares (In millions)	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value (In millions)
Outstanding on January 1, 2018	173	$35.02
Granted	8	44.49
Exercised	(47)	31.51
Forfeited/expired	(1)	41.22
Outstanding on December 31, 2018[1]	133	$36.74	4.59 years	$1,407
Expected to vest	132	$36.69	4.56 years	$1,402
Exercisable on December 31, 2018	114	$35.74	4.02 years	$1,327

[1]
Includes 0.1 million stock option replacement awards in connection with our acquisition of Old CCE in 2010. These options had a weighted-average exercise price of $17.35 and generally vest over 3 years and expire 10 years from the original date of grant.

The total intrinsic value of the stock options exercised was $721 million, $744 million and $787 million in 2018, 2017 and 2016, respectively. The total shares exercised were 47 million, 53 million and 50 million in 2018, 2017 and 2016, respectively.
Performance-Based Share Unit Awards
Performance-based share unit awards require achievement of certain performance criteria, which are predefined by the Compensation Committee of the Board of Directors at the time of grant. For performance share unit grants from 2015 through 2017, the performance criteria used were economic profit and net operating revenues over a predefined performance period of three years. Economic profit is our net operating profit after tax less the cost of the capital used in our business. Economic profit and net operating revenues are adjusted for certain items, which are approved and certified by the Audit Committee of the Board of Directors. The purpose of these adjustments is to ensure a consistent year-to-year comparison of the specific performance criteria. These grants include a relative TSR modifier to determine the number of shares earned at the end of the performance period. For these awards, the number of shares earned based on the certified achievement of the predefined performance criteria will be reduced or increased if the Company's total shareowner return over the performance period relative to a predefined compensation comparator group of companies falls outside of a defined range. The fair value of these performance share units was determined using a Monte Carlo valuation model. The performance share units granted from 2015 through 2017 are subject to a one-year holding period after the performance period before the shares are released.
In 2018, the Company renamed our performance share unit awards to growth share unit awards. For growth share units granted in 2018, performance criteria were equally weighted among net operating revenues, earnings per share and free cash flow over a predefined performance period of three years. Earnings per share for these purposes is diluted net income per share and free cash flow is net cash provided by operating activities less purchases of property, plant and equipment. Net operating revenues, earnings per share and free cash flow are adjusted for certain items, which are approved and certified by the Audit Committee of the Board of Directors. The purpose of these adjustments is to ensure a consistent year-to-year comparison of the specific performance criteria. Growth share units granted to executives include a relative TSR modifier to determine the number of shares earned at the end of the performance period. The fair value of growth share unit grants that include a TSR modifier is determined using a Monte Carlo valuation model. The fair value of growth share units that do not include the TSR modifier is the quoted market value of the Company's stock on the grant date less the present value of the expected dividends not received during the performance period. Growth share units granted in 2018 will be released at the end of the performance period if the predefined performance criteria are achieved.
For all performance-based share unit awards, in the event the certified results equal the predefined performance criteria, the Company will grant the number of shares equal to the target award. In the event the certified results exceed the predefined performance criteria, additional shares up to the maximum award will be granted. In the event the certified results fall below the predefined performance criteria but above the minimum threshold, a reduced number of shares will be granted. If the certified results fall below the minimum threshold, no shares will be granted. Performance-based share unit awards do not entitle participants to vote or receive dividends.
In the period it becomes probable that the minimum threshold specified in the award will be achieved, we recognize expense for the proportionate share of the total fair value of the performance-based share units related to the vesting period that has already lapsed for the shares expected to vest and be released. The remaining fair value of the shares expected to vest and be released is expensed on a straight-line basis over the balance of the vesting period. In the event the Company determines it is no longer probable that we will achieve the minimum threshold specified in the award, we reverse all of the previously recognized compensation expense in the period such a determination is made.
Performance share units and growth share units are generally settled in stock, except for certain circumstances such as death or disability, in which case employees or their beneficiaries are provided a cash equivalent payment. As of December 31, 2018, performance share units of 2,756,000 and 2,837,000 were outstanding for the 2016-2018 and 2017-2019 performance periods, respectively, and growth share units of 2,105,000 were outstanding for the 2018-2020 performance period, based on the target award amounts.
The following table summarizes information about performance share units and growth share units based on the target award amounts:

	Performance Share Units and Growth Share Units (In thousands)	Weighted-Average Grant Date Fair Value
Outstanding on January 1, 2018	8,212	$37.14
Granted	2,183	41.02
Conversions to restricted stock units[1]	(2,111)	36.24
Canceled/forfeited	(586)	37.58
Outstanding on December 31, 2018[2]	7,698	$38.45

[1]
Represents the target amount of performance share units converted to restricted stock units for the 2015-2017 performance period. The vesting of restricted stock units is subject to the terms of the performance share unit agreements.

[2]	The outstanding performance share units and growth share units as of December 31, 2018 at the threshold award and maximum award levels were 2.4 million and 15.3 million, respectively.
The weighted-average grant date fair value of growth share units granted in 2018 was $41.02. The weighted-average grant date fair value of performance share units granted in 2017 and 2016 was $34.75 and $39.70, respectively. The Company did not convert any performance share units into cash equivalent payments in 2018. The Company converted performance share units of 11,052 in 2017 and 52,545 in 2016 to cash equivalent payments of $0.4 million and $1.9 million, respectively, to former employees or their beneficiaries due to certain events such as death or disability.
The following table summarizes information about nonvested performance-based restricted stock units based on the performance share units' certified award level:

	Restricted Stock Units (In thousands)	Weighted- Average Grant Date Fair Value
Nonvested on January 1, 2018	6,748	$32.35
Conversions from performance share units	2,692	36.24
Vested and released	(6,747)	32.34
Canceled/forfeited	(102)	36.18
Nonvested on December 31, 2018	2,591	$36.24

The total intrinsic value of restricted shares that were vested and released in 2018 was $305 million.
Time-Based Restricted Stock and Restricted Stock Unit Awards
Prior to the release date, time-based restricted stock and restricted stock units granted from the 2014 Equity Plan do not entitle participants to vote or receive dividends and will be forfeited in the event of the recipient's termination of employment, except for reasons such as death or disability. Certain other time-based restricted stock awards entitle participants to vote and receive dividends. The fair value of the restricted stock and restricted stock units expected to vest and be released is expensed on a straight-line basis over the vesting period. As of December 31, 2018, the Company had outstanding nonvested time-based restricted stock, including restricted stock units, of 3,422,323, most of which do not pay dividends or have voting rights.
The following table summarizes information about nonvested time-based restricted stock and restricted stock units:

	Restricted Stock and Restricted Stock Units (In thousands)	Weighted-Average Grant Date Fair Value
Nonvested on January 1, 2018	3,535	$40.99
Granted	1,457	40.12
Vested and released	(1,015)	41.80
Forfeited/expired	(555)	41.32
Nonvested on December 31, 2018	3,422	$40.31